Other revenues	12 Months Ended
Dec. 31, 2015
Other revenues
9 Other revenues
in	2015	2014	2013
Other revenues (CHF million)
Noncontrolling interests without SEI	9	436	658
Loans held-for-sale	(19)	(4)	(5)
Long-lived assets held-for-sale	36	392	30
Equity method investments	243	252	251
Other investments	144	312	315
Other	701	743	527
Other revenues	1,114	2,131	1,776

Bank
Other revenues
9 Other revenues
in	2015	2014	2013
Other revenues (CHF million)
Noncontrolling interests without significant economic interest	3	451	695
Loans held-for-sale	(19)	(4)	(5)
Long-lived assets held-for-sale	34	391	30
Equity method investments	210	239	240
Other investments	147	276	255
Other	825	882	577
Other revenues	1,200	2,235	1,792